Related party balances and transactions - Short-term promissory note (Details) $ in Thousands			12 Months Ended
	Jun. 14, 2015	May 13, 2015 USD ($)	Dec. 31, 2019 USD ($) item	Dec. 31, 2019 MXN ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of transactions between related parties [line items]
Short-term employee benefits				$ 58,989		$ 96,344	$ 70,413
Number of members | item			3	3
Office Lease with ICA Servicios de Dirección Corporativa S.A. de C.V.
Disclosure of transactions between related parties [line items]
Income paid for rent of offices			$ 5,200,000
Liabilities			6,000,000
Servicios de Tecnologia Aeroportuaria, S.A. de C.V. “SETA”
Disclosure of transactions between related parties [line items]
Technical assistance annual consideration		$ 3,478,000
Percentage of ebitda before payment of technical assistance fee for first three years		4.00%
Percentage of ebitda before payment of technical assistance fee for next two years		3.00%
Ebitda before payment of technical assistance fee, period one		3 years
Ebitda before payment of technical assistance fee, period two		2 years
Increase in variable consideration than fixed technical assistance fee			$ 3,661,000		$ 3,517,000
Threshold percentage of shares held by related party to trigger conversion of shares	7.65%
Minimum percentage of shares held by related party to not trigger conversion of shares	7.65%
Directors and officers
Disclosure of transactions between related parties [line items]
Remuneration				$ 14,546		$ 23,950	$ 20,534
CONOISA
Disclosure of transactions between related parties [line items]
Ownership interest indirectly held			1.90%	1.90%
Empresas ICA | Servicios de Tecnologia Aeroportuaria, S.A. de C.V. “SETA”
Disclosure of transactions between related parties [line items]
Partner ownership interest			14.70%	14.70%